Subsequent events - Additional Information (Details) - BRL (R$) R$ in Thousands	Jan. 15, 2026	Jan. 14, 2025	Mar. 17, 2026	Mar. 09, 2026	Feb. 27, 2026
Subsequent events
Acquisition of treasury shares		R$ 34,022
Treasury shares		4,200,000
Debentures issued | Compagas [member] | Debentures 6th Issue Single Series [Member]
Subsequent events
Notional amount					R$ 506,000
Debentures issued | Edge Comercializacao [Member] | Debentures 1st Issue Single Series [Member]
Subsequent events
Notional amount				R$ 600,000
Debentures issued | Comgas [member] | Debentures 15th Issue Single Series [Member]
Subsequent events
Notional amount			R$ 1,500,000
Major ordinary share transactions [member] | CSAN3 [member] | Banco Santander (Brasil) S.A. [member]
Subsequent events
Acquisition of treasury shares	R$ 270,422
Treasury shares	52,611,312